Revenue (Tables)	9 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
North America	$14,533	$11,761	$40,899	$35,739
Asia Pacific and Other	4,364	930	11,906	2,288
Total revenue	$18,897	$12,691	$52,805	$38,027